UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin New York Tax-Free Income Fund
Class A [FNYQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin New York Tax-Free Income Fund returned 2.78%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin New York Tax-Free Income Fund	PAGE 1	1115-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.78	-0.14	1.42
Class A (with sales charge)	-1.08	-0.90	1.04
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	1115-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	1115-ATSR-0425

Franklin New York Tax-Free Income Fund
Class A1 [FNYTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$64	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin New York Tax-Free Income Fund returned 2.83%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin New York Tax-Free Income Fund	PAGE 1	115-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.83	-0.01	1.52
Class A1 (with sales charge)	-1.02	-0.77	1.13
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	115-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	115-ATSR-0425

Franklin New York Tax-Free Income Fund
Class C [FNYIX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin New York Tax-Free Income Fund returned 2.26%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin New York Tax-Free Income Fund	PAGE 1	215-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.26	-0.54	0.97
Class C (with sales charge)	1.27	-0.54	0.97
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	215-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	215-ATSR-0425

Franklin New York Tax-Free Income Fund
Class R6 [FKTJX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin New York Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin New York Tax-Free Income Fund	PAGE 1	8115-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.07	0.15	1.63
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	8115-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	8115-ATSR-0425

Franklin New York Tax-Free Income Fund
Advisor Class [FNYAX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin New York Tax-Free Income Fund returned 2.93%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity
Franklin New York Tax-Free Income Fund	PAGE 1	615-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.93	0.10	1.62
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin New York Tax-Free Income Fund	PAGE 2	615-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin New York Tax-Free Income Fund	PAGE 3	615-ATSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2024 and February 28, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,891 in February 29, 2024 and $ 47,132 in February 28, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2024 and $0 in February 28, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 29, 2024 and $ 9,750 in February 28, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 29, 2024 and $0 in February 28, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in February 29, 2024 and $0 in February 28, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in February 29, 2024 and $489,326 in February 28, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
New York Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual | February 28, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 19
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 31
Tax Information 32
Changes In and Disagreements with Accountants 33
Results of Meeting(s) of Shareholders 33
Remuneration Paid to Directors, Officers and Others 33
Board Approval of Management and Subadvisory Agreements 33

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.02 $9.72 $10.83 $11.38 $11.09 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.31 0.30 0.27 0.19 0.28 0.29
Net realized and unrealized gains (losses) (0.04) 0.30 (1.11) (0.55) 0.29 (0.01)
Total from investment operations ........ 0.27 0.60 (0.84) (0.36) 0.57 0.28
Less distributions from:
Net investment income .............. (0.31) (0.30) (0.27) (0.19) (0.28) (0.29)
Net asset value, end of year ........... $9.98 $10.02 $9.72 $10.83 $11.38 $11.09
Total return
e
....................... 2.78% 6.29% (7.77)% (3.25)% 5.15% 2.51%
Ratios to average net assets
f
Expenses
g
........................ 0.78% 0.75% 0.81% 0.82% 0.78% 0.78%
Net investment income ............... 3.13% 3.08% 2.74% 2.21% 2.48% 2.59%
Supplemental data
Net assets, end of year (000’s) ......... $351,699 $361,554 $351,002 $409,409 $367,358 $291,562
Portfolio turnover rate ................ 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.03 $9.73 $10.84 $11.39 $11.10 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.33 0.32 0.29 0.20 0.30 0.31
Net realized and unrealized gains (losses) (0.05) 0.29 (1.12) (0.55) 0.28 (0.01)
Total from investment operations ........ 0.28 0.61 (0.83) (0.35) 0.58 0.30
Less distributions from:
Net investment income .............. (0.33) (0.31) (0.28) (0.20) (0.29) (0.30)
Net asset value, end of year ........... $9.98 $10.03 $9.73 $10.84 $11.39 $11.10
Total return
e
....................... 2.83% 6.44% (7.63)% (3.13)% 5.31% 2.75%
Ratios to average net assets
f
Expenses
g
........................ 0.63% 0.60% 0.66% 0.67% 0.63% 0.63%
Net investment income ............... 3.28% 3.23% 2.89% 2.36% 2.63% 2.74%
Supplemental data
Net assets, end of year (000’s) ......... $1,690,956 $1,891,646 $2,010,712 $2,514,275 $2,775,454 $2,902,606
Portfolio turnover rate ................ 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.02 $9.72 $10.82 $11.38 $11.08 $11.09
Income from investment operations
c
:
Net investment income
d
............. 0.27 0.26 0.23 0.15 0.24 0.24
Net realized and unrealized gains (losses) (0.05) 0.30 (1.10) (0.56) 0.29 (0.01)
Total from investment operations ........ 0.22 0.56 (0.87) (0.41) 0.53 0.23
Less distributions from:
Net investment income .............. (0.27) (0.26) (0.23) (0.15) (0.23) (0.24)
Net asset value, end of year ........... $9.97 $10.02 $9.72 $10.82 $11.38 $11.08
Total return
e
....................... 2.26% 5.86% (8.06)% (3.62)% 4.83% 2.10%
Ratios to average net assets
f
Expenses
g
........................ 1.18% 1.15% 1.21% 1.22% 1.18% 1.18%
Net investment income ............... 2.73% 2.67% 2.33% 1.82% 2.10% 2.19%
Supplemental data
Net assets, end of year (000’s) ......... $47,875 $64,099 $89,134 $129,772 $202,215 $257,275
Portfolio turnover rate ................ 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.04 $9.74 $10.85 $11.41 $11.11 $11.12
Income from investment operations
c
:
Net investment income
d
............. 0.34 0.33 0.30 0.21 0.31 0.32
Net realized and unrealized gains (losses) (0.04) 0.30 (1.11) (0.55) 0.30 (0.01)
Total from investment operations ........ 0.30 0.63 (0.81) (0.34) 0.61 0.31
Less distributions from:
Net investment income .............. (0.34) (0.33) (0.30) (0.22) (0.31) (0.32)
Net asset value, end of year ........... $10.00 $10.04 $9.74 $10.85 $11.41 $11.11
Total return
e
....................... 3.07% 6.55% (7.48)% (3.10)% 5.54% 2.80%
Ratios to average net assets
f
Expenses
g
........................ 0.49% 0.49% 0.51% 0.50% 0.50% 0.50%
Net investment income ............... 3.42% 3.34% 3.04% 2.52% 2.76% 2.87%
Supplemental data
Net assets, end of year (000’s) ......... $124,350 $98,748 $86,891 $97,268 $89,785 $71,991
Portfolio turnover rate ................ 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended May 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $10.04 $9.74 $10.84 $11.40 $11.10 $11.11
Income from investment operations
c
:
Net investment income
d
............. 0.34 0.33 0.30 0.21 0.31 0.32
Net realized and unrealized gains (losses) (0.05) 0.29 (1.11) (0.56) 0.29 (0.02)
Total from investment operations ........ 0.29 0.62 (0.81) (0.35) 0.60 0.30
Less distributions from:
Net investment income .............. (0.34) (0.32) (0.29) (0.21) (0.30) (0.31)
Net asset value, end of year ........... $9.99 $10.04 $9.74 $10.84 $11.40 $11.10
Total return
e
....................... 2.93% 6.54% (7.44)% (3.15)% 5.50% 2.76%
Ratios to average net assets
f
Expenses
g
........................ 0.53% 0.50% 0.57% 0.57% 0.53% 0.53%
Net investment income ............... 3.38% 3.35% 3.01% 2.46% 2.73% 2.84%
Supplemental data
Net assets, end of year (000’s) ......... $638,348 $489,421 $328,181 $277,600 $287,411 $266,050
Portfolio turnover rate ................ 19.14% 15.99% 22.81% 11.94% 12.15% 21.27%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments, February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Management Investment Companies 2.9%
Capital Markets 2.9%
iShares New York Muni Bond ETF ....................................... 279,902 $ 15,089,517
Vanguard Tax-Exempt Bond Index ETF ................................... 1,331,206 67,438,896
82,528,413
Total Management Investment Companies (Cost $ 82,374,750 ) ....................
82,528,413
Principal
Amount
a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 6,700,000 6,851,231
Total Corporate Bonds (Cost $ 6,700,000 ) .......................................
6,851,231
Municipal Bonds 95.8%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 5,800,000 5,073,728
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 18,760,000 16,710,234
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-2 , 5.5% , 12/01/30 .............................................. 2,770,000 2,512,493
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 3,990,000 2,830,623
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 23,000,000 18,719,194
b ,c ,d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put ,
0.466%, 5/01/52 ................................................... 15,500,000 14,105,000
54,877,544
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,766,903
Illinois 0.8%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 12/15/42 ........................................... 6,970,000 6,717,861
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 10,310,000 9,327,660
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 4,705,882 4,712,378
GO , 2021 A , 4% , 3/01/38 ............................................ 2,600,000 2,601,892
23,359,791
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 3,725,000 3,878,553
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 1,025,000 1,150,480
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,500,000 1,478,466
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 5,000,000 4,845,480
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,500,000 1,471,491
12,824,470

Franklin New York Tax-Free Income Fund
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franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 87.7%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences , Revenue , 2022 A , Refunding ,
5.25% , 12/01/38 ................................................. $ 6,505,000 $ 6,791,079
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 D , 4% ,
11/01/51 ....................................................... 2,000,000 1,870,067
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 4.75% , 6/01/54 .... 1,200,000 1,190,027
KIPP Capital Region Public Charter Schools , Revenue , 2024 , 5% , 6/01/64 ....... 2,250,000 2,261,641
Allegany County Capital Resource Corp. ,
Alfred University , Revenue , 2024 , 5.25% , 4/01/49 .......................... 1,700,000 1,742,803
Alfred University , Revenue , 2024 , 5.25% , 4/01/54 .......................... 3,000,000 3,060,048
Battery Park City Authority , Revenue, Senior Lien , 2023 A , 5% , 11/01/48 ..........
20,000,000 21,727,462
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/45 1,500,000 1,429,698
Active Retirement Community, Inc. Obligated Group , Revenue , 2020 A , 4% , 11/01/55 8,000,000 7,191,768
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 1,600,000 1,556,670
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/41 ........................................................ 1,530,000 1,419,841
Good Shepherd Village at Endwell Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/01/47 ........................................................ 1,160,000 1,018,073
United Health Services Hospitals Obligated Group , Revenue , 2020 , Refunding ,
AGMC Insured , 3% , 4/01/45 ........................................ 7,045,000 5,729,355
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group , Revenue , 2015 , 5.25% , 7/01/35 ....... 1,000,000 1,000,042
Catholic Health System Obligated Group , Revenue , 2015 , 5% , 7/01/40 ......... 1,000,000 996,751
D'Youville University , Revenue , 2020 A , Refunding , 4% , 11/01/50 .............. 2,500,000 2,021,326
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/36 ............ 400,000 397,852
Classical Charter School, Inc. , Revenue , 2023 A , 4.5% , 6/15/43 ............... 700,000 686,534
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/53 .............. 850,000 828,233
Classical Charter School, Inc. , Revenue , 2023 A , 4.75% , 6/15/58 .............. 725,000 700,943
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/42 ...... 600,000 610,267
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/52 ...... 725,000 726,382
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/56 ...... 570,000 570,117
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/52 ............ 4,000,000 4,130,432
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/57 ............ 1,000,000 1,031,564
KIPP NYC Public Charter Schools , Revenue , 2022 , 5.25% , 7/01/62 ............ 1,500,000 1,542,670
d
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 2,034,133
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,075,176
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,677,727
City of New York ,
GO , 2017 B , 5% , 12/01/41 ........................................... 7,000,000 7,180,405
GO , 2018 B-1 , 5% , 10/01/38 ......................................... 6,250,000 6,522,846
GO , 2018 E-1 , 5% , 3/01/40 .......................................... 14,330,000 14,955,409
GO , 2018 E-1 , 5% , 3/01/44 .......................................... 12,500,000 12,889,886
GO , 2018 F-1 , 5% , 4/01/40 .......................................... 16,210,000 16,935,710
GO , 2018 F-1 , 5% , 4/01/45 .......................................... 10,000,000 10,295,271
GO , 2019 D-1 , 4% , 12/01/43 ......................................... 10,000,000 9,682,542
GO , 2022 D-1 , 5.25% , 5/01/41 ........................................ 1,500,000 1,664,156
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,895,459
GO , 2023 E-1 , 4% , 4/01/45 .......................................... 3,000,000 2,945,351
GO , 2024 C , 5.25% , 3/01/53 ......................................... 7,750,000 8,373,535
GO , 2024 D , 5.5% , 4/01/49 .......................................... 10,000,000 11,049,992
GO , 2024 D , 5.25% , 4/01/54 ......................................... 2,000,000 2,161,354
GO , 2025 C-1 , 5.25% , 9/01/50 ........................................ 1,000,000 1,084,374

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
b
Clinton County Capital Resource Corp. ,
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 4.5% , 7/01/40 ................................. $ 600,000 $ 612,681
Clinton-Essex-Warren-Washington Board of Cooperative Educational Services ,
Revenue , 144A, 2025 , 5% , 7/01/46 ................................... 900,000 919,456
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/32 ...... 175,000 187,508
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/33 ...... 185,000 197,369
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/34 ...... 500,000 533,032
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/35 ...... 200,000 200,285
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/36 ...... 200,000 199,607
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/37 ...... 250,000 247,583
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/38 ...... 250,000 245,450
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/39 ...... 100,000 97,387
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 4% , 7/01/40 ...... 100,000 96,509
Nuvance Health Obligated Group , Revenue , 2016 B , 5% , 7/01/31 ............. 10,550,000 10,745,809
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/44 ..... 1,900,000 1,795,401
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 4% , 7/01/49 ..... 4,425,000 4,068,031
Vassar College , Revenue , 2017 , Refunding , 5% , 7/01/42 .................... 5,000,000 5,126,541
Vassar College , Revenue , 2017 , Refunding , 4% , 7/01/46 .................... 5,715,000 5,494,915
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 C , Refunding , 5% , 3/15/40 8,400,000 8,699,778
State of New York Personal Income Tax , Revenue , 2019 A , 5% , 3/15/42 ......... 10,000,000 10,402,833
State of New York Personal Income Tax , Revenue , 2020 A , 5% , 3/15/41 ......... 5,000,000 5,347,681
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/54 ................. 5,000,000 5,342,817
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 6,250,000 6,508,252
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/42 .................. 1,250,000 1,280,349
Hofstra University , Revenue , 2017 , Refunding , 5% , 7/01/47 .................. 5,250,000 5,331,707
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/39 ................. 575,000 580,255
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/40 ................. 715,000 717,844
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/41 ................. 625,000 622,524
Hofstra University , Revenue , 2021 A , Refunding , 3% , 7/01/51 ................. 3,000,000 2,220,328
Hudson Yards Infrastructure Corp. ,
Revenue , 2017 A , Refunding , 5% , 2/15/42 ............................... 15,000,000 15,413,855
Revenue , 2017 A , Refunding , AGMC Insured , 4% , 2/15/47 ................... 13,680,000 13,594,951
Long Island Power Authority ,
Revenue , 2016 B , Refunding , 5% , 9/01/41 ............................... 10,250,000 10,481,704
Revenue , 2018 , 5% , 9/01/39 ......................................... 5,000,000 5,303,993
Revenue , 2021 A , Refunding , 4% , 9/01/42 ............................... 1,500,000 1,498,718
Revenue , 2022 A , Refunding , 5% , 9/01/44 ............................... 3,000,000 3,241,277
Revenue , 2023 E , 5% , 9/01/53 ........................................ 3,500,000 3,714,856
Revenue , 2024 A , Refunding , 5% , 9/01/54 ............................... 8,000,000 8,536,568
Revenue , 2024 A , Refunding , 5.25% , 9/01/54 ............................. 2,500,000 2,720,433
Metropolitan Transportation Authority ,
Revenue , 2015 C-1 , Refunding , 5% , 11/15/35 ............................ 5,000,000 5,038,320
Revenue , 2016 B , Refunding , 5% , 11/15/33 .............................. 6,000,000 6,154,426
Revenue , 2016 B , Refunding , 5% , 11/15/35 .............................. 4,000,000 4,089,921
Revenue , 2016 B , Refunding , 5% , 11/15/37 .............................. 18,500,000 18,870,579
Revenue , 2016 D , Refunding , 5% , 11/15/30 .............................. 10,305,000 10,619,829
Revenue , 2017 A-1 , Refunding , 5% , 11/15/51 ............................. 2,505,000 2,544,603
Revenue , 2017 C-1 , Refunding , 5% , 11/15/30 ............................ 6,215,000 6,578,206
Revenue , 2017 D , Refunding , 4% , 11/15/42 .............................. 20,000,000 19,423,842
Revenue , 2017 D , Refunding , 4% , 11/15/46 .............................. 5,000,000 4,634,255
Revenue , 2019 C , AGMC Insured , 4% , 11/15/45 ........................... 8,000,000 7,689,559
Revenue , 2020 A-1 , 5% , 11/15/48 ..................................... 17,000,000 17,534,574

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... $ 2,950,000 $ 3,017,411
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 9,150,000 9,408,565
Revenue , 2020 D , 5% , 11/15/44 ....................................... 15,000,000 15,643,158
Revenue , 2020 D , 4% , 11/15/50 ....................................... 10,000,000 9,235,325
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 5,000,000 4,898,702
Revenue , 2024 A , Refunding , 4% , 11/15/43 .............................. 6,220,000 6,007,266
Revenue , 2024 A , Refunding , 5.25% , 11/15/49 ............................ 6,000,000 6,460,871
c
Dedicated Tax Fund , Revenue , 2012 A , Refunding , 3.61%, 11/15/32 ............ 20,000,000 15,217,062
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/49 ............ 31,950,000 34,092,123
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/50 ............ 8,425,000 8,967,360
Dedicated Tax Fund , Revenue , 2024 B-1 , Refunding , 5% , 11/15/52 ............ 5,000,000 5,320,875
Dedicated Tax Fund , Revenue , 2024 B-2 , Refunding , 5% , 11/15/48 ............ 3,000,000 3,212,387
Dedicated Tax Fund , Special Tax , 2024 A , 5% , 11/15/49 ..................... 2,500,000 2,667,615
Dedicated Tax Fund , Special Tax , 2024 A , 5.25% , 11/15/54 ................... 7,500,000 8,151,100
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group , Revenue , 2017 , 5% , 12/01/46 ...... 17,000,000 17,120,632
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,500,000 1,613,593
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/32 ....................................................... 4,200,000 4,494,770
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,815,000 1,933,052
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/34 ....................................................... 2,510,000 2,666,673
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/35 ....................................................... 1,100,000 1,103,279
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 4% ,
12/01/46 ....................................................... 8,560,000 7,849,571
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/49 .......... 635,000 682,615
St. John Fisher University , Revenue , 2024 , Refunding , 5.25% , 6/01/54 .......... 1,670,000 1,771,835
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/50 . 2,360,000 2,376,322
b
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/59 . 2,345,000 2,356,381
University of Rochester , Revenue , 2017 C , Refunding , 4% , 7/01/43 ............ 22,895,000 22,755,711
University of Rochester , Revenue , 2017 D , Refunding , 4% , 7/01/43 ............ 21,550,000 21,418,894
University of Rochester , Revenue , 2023 A , 5% , 7/01/53 ..................... 10,000,000 10,717,845
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/43 .... 1,440,000 1,479,695
Roosevelt Children's Academy Charter School , Revenue , 2023 A , 5% , 7/01/55 .... 2,605,000 2,621,741
New York City Health and Hospitals Corp. ,
Revenue , 2020 A , Refunding , 3% , 2/15/45 ............................... 1,250,000 1,022,979
Revenue , 2020 A , Refunding , 4% , 2/15/45 ............................... 1,800,000 1,754,385
Revenue , 2020 A , Refunding , 4% , 2/15/48 ............................... 880,000 838,996
New York City Housing Development Corp. ,
Revenue , 2018 K , 4% , 11/01/48 ....................................... 36,505,000 34,685,930
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 9,405,000 7,576,667
Revenue , 2019 J , 3% , 11/01/44 ....................................... 4,935,000 3,975,636
Revenue , 2020 C , FNMA Insured , 2.75% , 2/01/51 ......................... 10,000,000 7,184,477
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 3,000,000 3,085,058
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 3% , 1/01/46 5,000,000 3,954,730
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 4% , 3/01/45 .. 6,000,000 5,822,837
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/49 .. 10,000,000 7,687,810
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 AA , 4% , 6/15/46 .................... 24,290,000 23,984,777
Water & Sewer System , Revenue , 2017 DD , 5% , 6/15/47 .................... 10,000,000 10,209,611
Water & Sewer System , Revenue , 2018 BB-1 , 5% , 6/15/46 .................. 36,375,000 37,264,016

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2018 CC-1 , 5% , 6/15/48 .................. $ 11,225,000 $ 11,483,126
Water & Sewer System , Revenue , 2019 DD-1 , 5% , 6/15/49 .................. 19,000,000 19,656,575
Water & Sewer System , Revenue , 2020 AA , Refunding , 5% , 6/15/40 ........... 10,000,000 10,721,001
Water & Sewer System , Revenue , 2022 AA-1 , 5% , 6/15/48 .................. 8,825,000 9,298,305
Water & Sewer System , Revenue , 2023 AA-1 , 5.25% , 6/15/52 ................ 6,000,000 6,462,239
Water & Sewer System , Revenue , 2024 BB-1 , 5.25% , 6/15/54 ................ 10,745,000 11,602,493
Water & Sewer System , Revenue , 2024 CC-1 , 4.25% , 6/15/54 ................ 2,500,000 2,452,513
Water & Sewer System , Revenue , 2025 AA-1 , 5.25% , 6/15/53 ................ 9,000,000 9,805,352
e
Water & Sewer System , Revenue , 2025 BB , 5.25% , 6/15/55 .................. 25,000,000 27,216,350
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 A-1 , 5% , 8/01/36 ...................... 10,000,000 10,068,477
Future Tax Secured , Revenue , 2017 E-1 , 5% , 2/01/33 ...................... 6,500,000 6,740,771
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 17,500,000 17,985,723
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/42 ...................... 7,410,000 7,335,200
Future Tax Secured , Revenue , 2019 A-1 , 5% , 8/01/40 ...................... 9,340,000 9,808,146
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,205,000 7,258,367
Future Tax Secured , Revenue , 2021 C-1 , 4% , 5/01/43 ...................... 5,000,000 4,938,113
Future Tax Secured , Revenue , 2023 D-1 , 5% , 11/01/46 ..................... 10,000,000 10,638,407
Future Tax Secured , Revenue , 2024 A-1 , 4% , 5/01/53 ...................... 3,000,000 2,855,253
Future Tax Secured , Revenue , 2024 G-1 , 4.125% , 5/01/52 ................... 6,500,000 6,298,421
Future Tax Secured , Revenue , 2024 G-1 , 5% , 5/01/52 ...................... 4,000,000 4,260,351
Future Tax Secured , Revenue , 2025 C-1 , 5.25% , 5/01/49 .................... 5,000,000 5,449,840
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/50 ........................ 2,375,000 2,539,681
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/53 ....................... 5,000,000 5,337,161
State of New York , Revenue , 2018 S-3 , 5% , 7/15/43 ........................ 10,000,000 10,400,816
State of New York , Revenue , 2019 S-1 , 5% , 7/15/43 ........................ 22,230,000 23,121,014
State of New York , Revenue , 2020 S-1 , 4% , 7/15/41 ........................ 8,465,000 8,500,777
State of New York , Revenue , 2020 S-1B , 4% , 7/15/41 ...................... 2,465,000 2,471,656
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,021,384
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 18,000,000 13,387,936
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 91,360,000 106,221,486
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 27,000,000 32,416,527
Port Authority of New York & New Jersey , Revenue , 1WTC 2021 , Refunding , 3% ,
2/15/42 ........................................................ 5,000,000 4,156,183
Port Authority of New York & New Jersey , Revenue , 1WTC-2021 , Refunding , 4% ,
2/15/43 ........................................................ 5,000,000 4,884,449
New York Power Authority ,
Revenue , 2020 A , Refunding , 4% , 11/15/60 .............................. 11,455,000 10,852,090
SFP Transmission Project , Revenue , 2023 A , AGMC Insured , 5% , 11/15/53 ...... 3,000,000 3,205,099
New York State Dormitory Authority ,
Revenue , 2008 A-1 , 5% , 6/01/38 ...................................... 3,970,000 3,975,534
Revenue , 2009 A , AGMC Insured , 5.625% , 10/01/29 ....................... 300,000 300,693
Revenue , 2009 C , AGMC Insured , 5% , 10/01/31 .......................... 45,000 45,074
Revenue , 2009 C , AGMC Insured , 5.125% , 10/01/36 ....................... 60,000 60,092
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 1,705,000 1,562,682
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 2,200,000 1,999,710
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/39 1,305,000 1,186,284
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/40 1,300,000 1,181,395
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/41 2,100,000 2,105,522
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/45 5,835,000 5,102,059
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 12,350,000 13,797,302
Educational Housing Services, Inc. , Revenue , 2005 , AMBAC Insured , 5.25% , 7/01/30 5,150,000 5,337,468
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/26 ... 6,105,000 6,185,342
Fashion Institute of Technology , Revenue , 2007 , NATL Insured , 5.25% , 7/01/34 ... 13,220,000 13,676,532

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Fordham University , Revenue , 2020 , 4% , 7/01/50 .......................... $ 4,500,000 $ 4,278,343
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 1,000,000 909,693
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 500,000 499,829
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/33 ................................................... 4,000,000 3,985,558
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/35 ................................................... 1,100,000 1,090,852
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/36 ................................................... 2,100,000 2,064,633
b
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/37 ................................................... 2,000,000 1,953,286
Iona College , Revenue , 2021 A , 5% , 7/01/46 ............................. 925,000 941,603
Iona College , Revenue , 2021 A , 5% , 7/01/51 ............................. 1,100,000 1,110,211
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/31 ...................... 325,000 351,412
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/32 ...................... 300,000 326,405
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/37 ...................... 225,000 239,007
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/42 ...................... 275,000 284,136
Memorial Sloan-Kettering Cancer Center , Revenue , 2017-1 , Refunding , 4% , 7/01/47 5,000,000 4,838,991
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/31 ......... 525,000 544,682
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,150,000 1,187,546
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 5% , 9/01/30 ......... 1,800,000 1,927,901
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/45 ......... 10,900,000 10,092,374
Montefiore Obligated Group , Revenue , 2020 A , Refunding , 4% , 9/01/50 ......... 1,370,000 1,226,140
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/47 ................. 1,000,000 1,069,944
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/40 ............. 380,000 382,700
New School (The) , Revenue , 2015 A , 5% , 7/01/45 ......................... 13,845,000 13,857,955
New School (The) , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............. 660,000 664,689
New School (The) , Revenue , 2022 A , Refunding , 4% , 7/01/47 ................ 4,000,000 3,818,920
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,300,000 1,378,357
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/54 ............. 2,900,000 3,058,868
New York University , Revenue , 2018 A , 5% , 7/01/48 ........................ 5,000,000 5,185,242
New York University , Revenue , 2019 A , 4% , 7/01/45 ........................ 3,415,000 3,317,805
New York University , Revenue , 2019 A , 5% , 7/01/49 ........................ 37,000,000 38,502,592
Northwell Health Obligated Group , Revenue , 2022 A , Refunding , 5% , 5/01/52 .... 13,490,000 14,064,683
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 4% , 5/01/54 .... 6,500,000 5,980,208
Northwell Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 5/01/54 .. 5,000,000 5,389,738
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 3% , 7/01/48 ....... 4,000,000 3,191,975
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/50 ....... 20,420,000 19,354,045
NYU Langone Hospitals Obligated Group , Revenue , 2020 A , 4% , 7/01/53 ....... 25,280,000 23,696,681
Pace University , Revenue , 2024 A , 5.5% , 5/01/49 .......................... 500,000 545,305
Pace University , Revenue , 2024 A , 5.5% , 5/01/56 .......................... 1,000,000 1,086,535
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/49 .............. 3,500,000 3,606,546
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/41 .............. 1,000,000 1,092,723
Rochester Institute of Technology , Revenue , 2022 A , 5% , 7/01/42 .............. 1,000,000 1,086,263
Rockefeller University (The) , Revenue , 2020 A , Refunding , 5% , 7/01/53 ......... 6,500,000 6,799,842
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/48 ............... 6,250,000 5,818,869
St. Joseph's College , Revenue , 2021 , 4% , 7/01/40 ......................... 225,000 193,843
St. Joseph's College , Revenue , 2021 , 5% , 7/01/51 ......................... 725,000 642,970
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 5% ,
2/15/39 ........................................................ 15,000 15,684
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/40 ........................................................ 10,000 10,568
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/41 ........................................................ 30,000 31,703

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax , Revenue , 2017 B , 5% , 2/15/43 ......... $ 17,050,000 $ 17,595,936
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 5% ,
2/15/43 ........................................................ 30,000 31,703
State of New York Personal Income Tax , Revenue , 2017 B , 4% , 2/15/46 ......... 19,985,000 19,358,306
State of New York Personal Income Tax , Revenue , 2017 B , Pre-Refunded , 4% ,
2/15/46 ........................................................ 15,000 15,498
State of New York Personal Income Tax , Revenue , 2017 B-3 , 5% , 2/15/41 ....... 9,895,000 10,235,328
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5% , 3/15/45 10,000,000 10,402,312
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5.25% ,
3/15/49 ........................................................ 10,000,000 10,899,000
State of New York Personal Income Tax , Revenue , 2024 A , 5.25% , 3/15/52 ...... 8,850,000 9,605,919
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/41 ................. 10,000,000 10,248,122
State of New York Sales Tax , Revenue , 2018 A , 4% , 3/15/46 ................. 25,000,000 24,275,070
State of New York Sales Tax , Revenue , 2018 C , Refunding , 4% , 3/15/44 ........ 5,310,000 5,186,840
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/37 ........ 15,340,000 16,271,345
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 6,235,000 6,442,056
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/54 ........ 6,000,000 6,413,587
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/42 .................................................... 780,000 822,158
State University of New York Dormitory Facilities , Revenue , 2017 A , Pre-Refunded ,
5% , 7/01/46 .................................................... 4,000,000 4,216,195
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/43 .. 4,300,000 4,434,230
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/48 .. 7,950,000 8,134,602
State University of New York Dormitory Facilities , Revenue , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,975,000 6,425,865
State University of New York Dormitory Facilities , Revenue , 2019 A , 3% , 7/01/42 .. 4,165,000 3,433,716
State University of New York Dormitory Facilities , Revenue , 2019 A , 4% , 7/01/43 .. 1,200,000 1,160,976
Teachers College , Revenue , 2022 , Refunding , 4% , 7/01/46 .................. 6,175,000 6,035,797
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 2,000,000 2,091,599
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund , Revenue , 2017 A , Refunding , 5% , 6/15/46 17,250,000 17,761,825
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/43 ........ 8,000,000 8,331,531
State of New York State Revolving Fund , Revenue , 2018 B , 5% , 6/15/48 ........ 18,610,000 19,173,669
State of New York State Revolving Fund , Revenue , 2022 B , 5.25% , 9/15/52 ...... 5,000,000 5,427,436
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,932,354
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/41 ........................................ 12,000,000 11,846,906
Revenue , 2019 B , 3% , 1/01/46 ........................................ 4,200,000 3,335,719
Revenue , 2019 B , BAM Insured , 4% , 1/01/50 ............................. 20,000,000 19,211,740
Revenue , 2019 B , 4% , 1/01/53 ........................................ 15,000,000 14,166,431
Revenue , N , 4% , 1/01/46 ............................................ 10,000,000 9,773,511
Revenue , P , Refunding , 5.25% , 1/01/54 ................................. 1,000,000 1,078,987
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/46 4,125,000 4,402,018
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 5% , 3/15/48 25,000,000 26,520,463
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,500,000 5,682,312
Delta Air Lines, Inc. , Revenue , 2020 , 4% , 10/01/30 ......................... 12,400,000 12,454,684
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 6,305,000 6,601,173
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 11,000,000 11,370,284
Delta Air Lines, Inc. , Revenue , 2020 , 4.375% , 10/01/45 ..................... 26,500,000 25,885,823
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,361,896
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 2,130,000 1,968,777
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/46 ............ 6,000,000 5,278,040
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 4/30/53 ............. 19,875,000 16,866,772
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/34 ... 450,000 476,658
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/35 ... 400,000 422,625

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/36 ... $ 400,000 $ 421,112
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/37 ... 350,000 367,182
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/38 ... 300,000 294,885
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/39 ... 400,000 389,104
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/40 ... 2,555,000 2,475,733
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 4% , 12/01/42 ... 910,000 859,483
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,200,000 1,303,248
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/34 ... 2,000,000 2,166,713
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/36 ... 2,000,000 2,155,604
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/39 ... 4,545,000 4,547,078
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/41 ... 10,300,000 10,156,264
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 4% , 12/01/42 ... 9,690,000 9,454,102
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 4,000,000 4,170,275
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/42 ............. 6,000,000 6,223,534
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 13,284,445
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , 5.5% , 12/31/60 ..... 4,500,000 4,780,772
c
JFK Millennium Partners LLC , Revenue , 2024 B , Refunding , AGMC Insured , 1.649%,
12/31/54 ....................................................... 9,000,000 5,863,133
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 6,500,000 7,007,420
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 10,000,000 10,340,603
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 15,160,000 15,697,263
JFK NTO LLC , Revenue , 2024 , 5% , 6/30/60 .............................. 13,000,000 13,221,307
JFK NTO LLC , Revenue , 2024 , 5.5% , 6/30/60 ............................ 10,500,000 11,058,375
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,713,582
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 3,000,000 3,079,108
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 2,150,000 2,358,673
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 4% , 7/01/38 ........................... 200,000 194,763
Le Moyne College , Revenue , 2021 , 4% , 7/01/41 ........................... 245,000 228,567
Le Moyne College , Revenue , 2021 , 5% , 7/01/46 ........................... 460,000 464,241
Le Moyne College , Revenue , 2021 , 5% , 7/01/51 ........................... 820,000 820,086
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/32 .................. 725,000 768,010
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/34 .................. 315,000 314,401
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/36 .................. 350,000 346,486
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/39 .................. 475,000 455,192
Le Moyne College , Revenue , 2022 , Refunding , 4% , 7/01/42 .................. 530,000 487,955
Onondaga County Trust for Cultural Resources ,
Syracuse University , Revenue , 2019 , Refunding , 5% , 12/01/43 ................ 5,000,000 5,254,667
Syracuse University , Revenue , 2019 , Refunding , 4% , 12/01/47 ................ 17,000,000 16,587,136
Port Authority of New York & New Jersey ,
Revenue , 194 , Refunding , 5% , 10/15/41 ................................. 10,000,000 10,069,172
Revenue , 200 , Refunding , 5% , 4/15/57 ................................. 11,040,000 11,259,378
Revenue , 2014 , 5% , 9/01/34 ......................................... 2,500,000 2,635,464
Revenue , 205th , Refunding , 5% , 5/15/57 ................................ 13,000,000 13,332,436
Revenue , 211th , Refunding , 5% , 9/01/48 ................................ 41,730,000 42,780,995
Revenue , 214th , 4% , 9/01/38 ......................................... 5,000,000 5,000,609
Revenue , 217th , 4% , 11/01/41 ........................................ 10,000,000 10,051,458
Revenue , 221 , 4% , 7/15/45 .......................................... 7,610,000 7,077,608
Revenue , 221 , 4% , 7/15/50 .......................................... 15,250,000 14,056,334
Revenue , 234 , Refunding , 5.5% , 8/01/52 ................................ 4,000,000 4,281,873
Revenue , 238 , Refunding , 5% , 7/15/37 ................................. 4,000,000 4,349,389
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,663,690
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 5,000,000 5,423,767

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue , 246 , Refunding , 5% , 9/01/40 ................................. $ 2,000,000 $ 2,162,738
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,162,658
Schenectady County Capital Resource Corp. ,
Trustees of Union College , Revenue , 2017 , Refunding , 5% , 1/01/47 ............ 6,590,000 6,687,633
Trustees of Union College , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ......... 700,000 755,786
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/34 ............... 465,000 490,752
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/35 ............... 475,000 499,950
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/36 ............... 500,000 524,287
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/37 ............... 525,000 549,003
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/38 ............... 435,000 453,178
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/39 ............... 400,000 413,836
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/40 ............... 475,000 488,428
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/41 ............... 525,000 535,264
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/47 ........... 1,820,000 1,939,636
St. Lawrence University , Revenue , 2022 , Refunding , 5.25% , 7/01/52 ........... 2,500,000 2,637,471
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
10,000,000 10,041,016
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 4% , 6/01/36 ............................. 2,425,000 2,444,267
Revenue , 2021 A-2 , Refunding , 4% , 6/01/37 ............................. 1,250,000 1,256,019
Revenue , 2021 A-2 , Refunding , 4% , 6/01/38 ............................. 1,000,000 1,001,361
Revenue , 2021 A-2 , Refunding , 4% , 6/01/39 ............................. 1,465,000 1,452,048
Revenue , 2021 A-2 , Refunding , 4% , 6/01/40 ............................. 1,415,000 1,389,529
Revenue , 2021 A-2 , Refunding , 4% , 6/01/41 ............................. 1,340,000 1,304,255
Revenue , 2021 A-2 , Refunding , 4% , 6/01/50 ............................. 4,500,000 4,095,863
Revenue , 2021 B-1 , Refunding , 4% , 6/01/50 ............................. 4,285,000 4,177,598
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 4% , 7/01/35 ................................. 735,000 735,641
Revenue , 2021 , Refunding , 4% , 7/01/36 ................................. 750,000 746,502
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,360,073
Triborough Bridge & Tunnel Authority ,
c
Revenue , 2013 A , Refunding , 3.55%, 11/15/31 ............................ 5,000,000 3,955,025
Revenue , 2017 A , Refunding , 5% , 11/15/47 .............................. 18,120,000 18,580,748
Revenue , 2017 B , Refunding , 5% , 11/15/37 .............................. 8,055,000 8,364,923
Revenue , 2017 C-2 , 5% , 11/15/42 ..................................... 18,190,000 18,874,941
Revenue , 2020 A , 5% , 11/15/49 ....................................... 10,000,000 10,449,731
Revenue , 2020 A , 5% , 11/15/54 ....................................... 10,000,000 10,459,163
Revenue , 2024 A-1 , 5.25% , 11/15/51 ................................... 5,000,000 5,486,817
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2021 A-1 , Refunding , 5% , 5/15/51 .................................... 20,000,000 21,003,540
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 3.82%, 11/15/36 ............................... 6,250,000 4,028,414
c
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2022 D-1B , Refunding , 4.11%, 11/15/39 ............................... 1,115,000 616,326
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 4.125% , 5/15/54 ................................ 5,000,000 4,818,960
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5.25% , 5/15/54 ................................. 19,000,000 20,716,067
Real Estate Transfer Tax , Revenue , 2025 A , 5.25% , 12/01/54 ................. 8,500,000 9,198,496
Sales Tax , Revenue , 2023 A , 4% , 5/15/48 ............................... 9,175,000 8,876,272
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/59 ........................... 6,545,000 7,052,069
Sales Tax , Revenue , 2024 A-1 , 5.25% , 5/15/64 ........................... 10,000,000 10,735,301
Troy Capital Resource Corp. ,
Revenue , 2021 , Refunding , 4% , 9/01/35 ................................. 180,000 182,410

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Troy Capital Resource Corp., (continued)
Revenue , 2021 , Refunding , 4% , 9/01/36 ................................. $ 280,000 $ 282,481
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 3,200,000 3,469,971
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/37 ...... 5,000,000 5,382,575
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/38 ...... 3,800,000 4,075,487
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 4% , 9/01/40 ...... 1,500,000 1,488,028
Utility Debt Securitization Authority ,
Revenue , 2017 , 5% , 12/15/39 ........................................ 5,750,000 6,023,442
Revenue , 2017 , 5% , 12/15/40 ........................................ 10,000,000 10,452,016
Revenue , 2017 , 5% , 12/15/41 ........................................ 8,500,000 8,860,529
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 4.25% , 1/01/45 2,925,000 2,888,826
Kendal on Hudson Obligated Group , Revenue , 2022 B , Refunding , 5% , 1/01/51 ... 2,500,000 2,567,454
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 2,250,000 2,477,623
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/38 ................... 2,260,000 2,462,207
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/49 .......................................... 1,000,000 1,110,629
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/51 ............................................. 1,200,000 1,253,011
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , 6.25% ,
11/01/52 ....................................................... 1,000,000 1,117,586
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5.75% , 11/01/53 .......................................... 1,000,000 1,106,522
Western Nassau County Water Authority ,
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/40 ............................ 1,400,000 1,402,491
Revenue , 2015 A , Pre-Refunded , 5% , 4/01/45 ............................ 2,250,000 2,254,004
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,707,553
2,500,983,435
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,900,000 6,029,285
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 6,900,000 6,029,285
b,c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , 1.409%, 6/01/52 .. 16,250,000 12,472,699
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 5,064,611
29,595,880
Texas 0.4%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,275,073
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 8,081,355
12,356,428
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,700,000 5,761,169
Wisconsin 0.5%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 6,500,000 5,413,063
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.357%, 12/01/44 ................................................ 10,875,000 6,881,093
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,538,173
13,832,329

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 2.3%
Guam 0.4%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5% , 10/01/28 .............................. $ 520,000 $ 536,747
Revenue , 2023 A , Refunding , 5.25% , 10/01/29 ............................ 700,000 740,712
Revenue , 2023 A , Refunding , 5.25% , 10/01/31 ............................ 775,000 831,930
Revenue , 2023 A , Refunding , 5.375% , 10/01/33 ........................... 525,000 564,522
Revenue , 2023 A , Refunding , 5.25% , 10/01/36 ............................ 685,000 736,353
Revenue , 2023 A , Refunding , 5.375% , 10/01/40 ........................... 525,000 563,188
Revenue , 2023 A , Refunding , 5.375% , 10/01/43 ........................... 1,250,000 1,320,543
Revenue , 2024 A , 5% , 10/01/34 ....................................... 670,000 713,674
Revenue , 2024 A , 5.25% , 10/01/41 .................................... 1,400,000 1,489,559
Guam Power Authority ,
Revenue , 2024 A , Refunding , 5% , 10/01/34 .............................. 710,000 788,858
Revenue , 2024 A , Refunding , 5% , 10/01/35 .............................. 500,000 557,641
Revenue , 2024 A , Refunding , 5% , 10/01/36 .............................. 450,000 498,734
Revenue , 2024 A , Refunding , 5% , 10/01/37 .............................. 455,000 501,705
Revenue , 2024 A , Refunding , 5% , 10/01/38 .............................. 575,000 630,040
Revenue , 2024 A , Refunding , 5% , 10/01/40 .............................. 520,000 561,477
Revenue , 2024 A , Refunding , 5% , 10/01/42 .............................. 250,000 264,474
11,300,157
Puerto Rico 1.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,053,461
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 22,313,000 22,203,155
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 26,245,000 26,355,623
c
Sales Tax , Revenue , A-1 , 5.35%, 7/01/51 ................................ 20,000,000 4,984,312
54,596,551
Total U.S. Territories .................................................................... 65,896,708
Total Municipal Bonds (Cost $ 2,771,709,357 ) ...................................
2,734,328,385
Total Long Term Investments (Cost $ 2,860,784,107 ) .............................
2,823,708,029
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
New York 1.0%
f
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 1.6% , 10/01/46 ...........
25,000,000 25,000,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 1.75% , 1/01/34 100,000 100,000
f
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 1.63% , 6/15/38 ........................... 1,600,000 1,600,000
f
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2021 EE-1 , SPA US Bank NA , Daily VRDN and
Put , 1.6% , 6/15/45 ............................................... 1,200,000 1,200,000

Franklin New York Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
f
New York City Municipal Water Finance Authority, (continued)
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 1.6% ,
6/15/33 ........................................................ $ 530,000 $ 530,000
28,430,000
Total Municipal Bonds (Cost $ 28,430,000 ) ......................................
28,430,000
Total Short Term Investments (Cost $ 28,430,000 ) ................................
28,430,000
a
Total Investments (Cost $ 2,889,214,107 ) 100.0% ................................
$2,852,138,029
Other Assets, less Liabilities 0.0%
†
............................................
1,089,181
Net Assets 100.0% ...........................................................
$2,853,227,210
See Abbreviations on page 30 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $118,869,640, representing 4.2% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,889,214,107
Value - Unaffiliated issuers .................................................................. $2,852,138,029
Cash .................................................................................... 107,901
Receivables:
Capital shares sold ........................................................................ 574,766
Interest ................................................................................. 33,398,361
Total assets .......................................................................... 2,886,219,057
Liabilities:
Payables:
Investment securities purchased .............................................................. 27,192,500
Capital shares redeemed ................................................................... 3,650,327
Management fees ......................................................................... 1,048,693
Distribution fees .......................................................................... 220,899
Transfer agent fees ........................................................................ 331,070
Trustees' fees and expenses ................................................................. 2,651
Distributions to shareholders ................................................................. 362,709
Accrued expenses and other liabilities ........................................................... 182,998
Total liabilities ......................................................................... 32,991,847
Net assets, at value ................................................................. $2,853,227,210
Net assets consist of:
Paid-in capital ............................................................................. $3,302,559,010
Total distributable earnings (losses) ............................................................. (449,331,800)
Net assets, at value ................................................................. $2,853,227,210

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $351,698,549
Shares outstanding ........................................................................ 35,248,663
Net asset value per share
a,b
.................................................................. $9.98
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.37
Class A1:
Net assets, at value ....................................................................... $1,690,956,491
Shares outstanding ........................................................................ 169,362,348
Net asset value per share
a,b
.................................................................. $9.98
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $10.37
Class C:
Net assets, at value ....................................................................... $47,874,627
Shares outstanding ........................................................................ 4,800,497
Net asset value and maximum offering price per share
a,b
............................................ $9.97
Class R6:
Net assets, at value ....................................................................... $124,349,519
Shares outstanding ........................................................................ 12,438,541
Net asset value and maximum offering price per share
b
............................................. $10.00
Advisor Class:
Net assets, at value ....................................................................... $638,348,024
Shares outstanding ........................................................................ 63,889,937
Net asset value and maximum offering price per share
b
............................................. $9.99
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $109,348,870
Expenses:
Management fees (Note 3 a ) ................................................................... 12,779,890
Distribution fees: (Note 3c )
Class A ................................................................................ 882,942
Class A1 ............................................................................... 1,790,177
Class C ................................................................................ 361,007
Transfer agent fees: (Note 3e )
Class A ................................................................................ 198,996
Class A1 ............................................................................... 1,008,340
Class C ................................................................................ 31,265
Class R6 ............................................................................... 17,636
Advisor Class ............................................................................ 276,094
Custodian fees (Note 4 ) ...................................................................... 15,582
Reports to shareholders fees .................................................................. 61,812
Registration and filing fees .................................................................... 103,077
Professional fees ........................................................................... 92,274
Trustees' fees and expenses .................................................................. 31,239
Other .................................................................................... 201,598
Total expenses ......................................................................... 17,851,929
Expense reductions (Note 4 ) ............................................................... (15,907)
Net expenses ......................................................................... 17,836,022
Net investment income ................................................................ 91,512,848
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (10,118,852)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (2,644,926)
Net realized and unrealized gain (loss) ............................................................ (12,763,778)
Net increase (decrease) in net assets resulting from operations .......................................... $78,749,070

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $91,512,848 $91,806,923
Net realized gain (loss) ................................................. (10,118,852) (21,584,688)
Net change in unrealized appreciation (depreciation) ........................... (2,644,926) 112,617,703
Net increase (decrease) in net assets resulting from operations ................ 78,749,070 182,839,938
Distributions to shareholders:
Class A ............................................................. (11,024,310) (10,877,666)
Class A1 ............................................................ (58,481,094) (62,187,850)
Class C ............................................................. (1,509,318) (2,028,402)
Class R6 ............................................................ (3,644,004) (2,960,499)
Advisor Class ........................................................ (16,509,620) (13,095,135)
Total distributions to shareholders .......................................... (91,168,346) (91,149,552)
Capital share transactions: (Note 2 )
Class A ............................................................. (8,145,236) (88,705)
Class A1 ............................................................ (192,084,274) (175,889,187)
Class C ............................................................. (15,949,490) (26,842,622)
Class R6 ............................................................ 25,945,467 9,158,421
Advisor Class ........................................................ 150,412,039 141,520,411
Total capital share transactions ............................................ (39,821,494) (52,141,682)
Net increase (decrease) in net assets ................................... (52,240,770) 39,548,704
Net assets:
Beginning of year ....................................................... 2,905,467,980 2,865,919,276
End of year ........................................................... $2,853,227,210 $2,905,467,980

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Exchange traded funds (ETFs) listed on an exchange or
on the NASDAQ National Market System are valued at the
last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 5,280,046 $52,749,156 6,270,850 $61,249,057
Shares issued in reinvestment of distributions .......... 1,016,596 10,139,140 1,008,368 9,876,215
Shares redeemed ............................... (7,117,954) (71,033,532) (7,303,081) (71,213,977)
Net increase (decrease) .......................... (821,312) $(8,145,236) (23,863) $(88,705)
Class A1 Shares:
Shares sold ................................... 2,432,649 $24,351,967 2,951,490 $29,183,191
Shares issued in reinvestment of distributions .......... 4,945,611 49,338,818 5,307,682 52,014,086
Shares redeemed ............................... (26,607,907) (265,775,059) (26,287,428) (257,086,464)
Net increase (decrease) .......................... (19,229,647) $(192,084,274) (18,028,256) $(175,889,187)
Class C Shares:
Shares sold ................................... 414,842 $4,143,112 476,435 $4,655,446
Shares issued in reinvestment of distributions .......... 144,435 1,439,298 198,347 1,940,517
Shares redeemed
a
.............................. (2,156,557) (21,531,900) (3,446,584) (33,438,585)
Net increase (decrease) .......................... (1,597,280) $(15,949,490) (2,771,802) $(26,842,622)
Class R6 Shares:
Shares sold ................................... 3,835,019 $38,222,250 2,780,893 $27,498,026
Shares issued in reinvestment of distributions .......... 315,717 3,155,329 262,561 2,578,133
Shares redeemed ............................... (1,544,297) (15,432,112) (2,128,802) (20,917,738)
Net increase (decrease) .......................... 2,606,439 $25,945,467 914,652 $9,158,421
Advisor Class Shares:
Shares sold ................................... 26,098,559 $259,967,240 32,768,105 $311,543,494
Shares issued in reinvestment of distributions .......... 1,606,201 16,039,973 1,273,591 12,501,147
Shares redeemed ............................... (12,575,275) (125,595,174) (18,982,074) (182,524,230)
Net increase (decrease) .......................... 15,129,485 $150,412,039 15,059,622 $141,520,411
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2025, the gross effective investment management fee rate was 0.457% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3 . Transactions with Affiliates (continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$571,910 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2025, these purchase and sale transactions aggregated $200,325,855 and $147,190,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,628
CDSC retained .............................................................................. $12,634
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,676,027
Long term ................................................................................ 322,656,153
Total capital loss carryforwards ............................................................... $415,332,180
3 . Transactions with Affiliates (continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024, was as follows:
At February 28, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2025, aggregated
$530,614,893 and $528,337,157, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2025, the Fund did not use the Global Credit Facility.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $2,112,309 $1,367,393
Tax exempt income ........................................................ 89,056,037 89,782,159
$91,168,346 $91,149,552
Cost of investments .......................................................................... $2,889,017,748
Unrealized appreciation ........................................................................ $48,771,104
Unrealized depreciation ........................................................................ (85,650,823)
Net unrealized appreciation (depreciation) .......................................................... $(36,879,719)
Distributable earnings:
Undistributed tax exempt income ................................................................. $3,242,799
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 82,528,413 $ — $ — $ 82,528,413
Corporate Bonds ........................ — — 6,851,231 6,851,231
Municipal Bonds ......................... — 2,734,328,385 — 2,734,328,385
Short Term Investments ................... — 28,430,000 — 28,430,000
Total Investments in Securities ........... $82,528,413 $2,762,758,385 $6,851,231 $2,852,138,029

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
New York Tax-Free Income Fund (the "Fund") as of February 28, 2025, the related statement of operations for the year ended
February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2025, the period June 1, 2021 to February 28, 2022 and each of the two years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the three years in the period ended February 28, 2025, the period June 1, 2021 to February 28, 2022 and each of the two years in the period ended
May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, private placement agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 28, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $89,056,037
Section 163(j) Interest Earned §163(j) $2,112,309

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4315-AFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin New York Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025